GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥) grade item	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Intangible assets
Gross carrying amount	¥ 31,349,894	¥ 13,900,058
Accumulated amortization/deduction	(5,665,957)	(2,573,545)
Net carrying amount	25,683,937	11,326,513
Amortization expenses	3,092,412	1,601,740	¥ 192,874
Customer relationships
Intangible assets
Gross carrying amount	1,300,000	1,300,000
Accumulated amortization/deduction	(957,082)	(875,832)
Net carrying amount	¥ 342,918	¥ 424,168
Weighted Average Amortization Period	12 years	12 years
Training platform
Intangible assets
Gross carrying amount	¥ 422,700	¥ 422,700
Accumulated amortization/deduction	(352,250)	(288,845)
Net carrying amount	¥ 70,450	¥ 133,855
Weighted Average Amortization Period	5 years	5 years
Royalty arrangement
Intangible assets
Gross carrying amount	¥ 8,000,000	¥ 8,000,000
Accumulated amortization/deduction	(2,400,000)	(1,200,000)
Net carrying amount	¥ 5,600,000	¥ 6,800,000
Weighted Average Amortization Period	5 years	5 years
Term of exclusive right to launch the online education services	5 years
Education assessment test caseware
Intangible assets
Gross carrying amount	¥ 6,707,547	¥ 4,177,358
Accumulated amortization/deduction	(961,982)	(208,868)
Net carrying amount	¥ 5,745,565	¥ 3,968,490
Weighted Average Amortization Period	5 years	5 years
Number of subjects included | item	3
Number of grades of junior and senior high school included | grade	6
ACT license
Intangible assets
Gross carrying amount	¥ 14,919,647
Accumulated amortization/deduction	(994,643)
Net carrying amount	¥ 13,925,004
Weighted Average Amortization Period	5 years
Term of exclusive right to provide a ACT test preparation measures to students in China	5 years